Label	Element	Value
Absolute Convertible Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Absolute Convertible Arbitrage Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2021
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	In addition, pursuant to the terms of the Expense Cap, Absolute has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) to 1.20% when the Fund reaches $250 million in assets under management.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to the restatement, and because the financial highlights do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Absolute Convertible Arbitrage Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.45%
Dividend and Interest Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,025
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,275

[1]	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. The dividend and interest expenses on short sales may be offset, at least in part, by the income earned on the cash proceeds of the short sales. Nevertheless, the Fund will bear the cost of the dividend and interest expenses on short sales. Please refer to the section entitled "Information Regarding Dividend and Interest Expenses on Short Sales" in the Prospectus.
[2]	Absolute Investment Advisers LLC ("Absolute") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) to 1.40% through August 1, 2021 (the "Expense Cap"). In addition, pursuant to the terms of the Expense Cap, Absolute has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, broker charges, proxy expenses and extraordinary expenses) to 1.20% when the Fund reaches $250 million in assets under management. Absolute may be reimbursed by the Fund for fees waived and expenses reimbursed pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.
[3]	The expense information has been restated to reflect current fees. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to the restatement, and because the financial highlights do not include acquired fund fees and expenses.